Label	Element	Value
Schwab California Tax-Free Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab® California Tax-Free Bond Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks high current income exempt from federal and California personal income tax that is consistent with capital preservation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	35.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
To pursue its goal, the fund primarily invests in investment-grade municipal securities – those in the four highest credit rating categories (rated AAA to BBB- or the unrated equivalent as determined by the investment adviser) from California issuers. The fund normally invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities the interest from which is exempt from federal and California personal income tax and federal alternative minimum tax (AMT). These securities may include those issued by issuers located outside of California, such as U.S. territories and possessions, or by their agencies, authorities, or instrumentalities.
The fund may invest in securities from municipal issuers in California and in U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of its total assets in municipal securities financing similar projects, such as those relating to education, health care, transportation and utilities and may also invest in municipal notes. The fund’s securities may carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.
In choosing securities, the fund’s investment adviser seeks to maximize current income within the limits of the fund’s credit and maturity standards. The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The fund may invest up to 15% of its assets in below investment grade bonds (sometimes called junk bonds) that are rated, at the time of investment, at least B by at least one nationally recognized statistical rating organization or are the unrated equivalent as determined by the investment adviser. If a bond is downgraded below B or the unrated equivalent, the fund may continue to hold it unless the investment adviser determines the risk of holding the bond is unacceptable when compared to the bond’s total return potential. The investment adviser may adjust the fund’s holdings based on actual or anticipated changes in interest rates or credit quality.
The fund may also invest in derivative instruments, principally futures contracts. The fund typically uses futures as a substitute for taking a position in the underlying asset or as a part of a strategy designed to reduce exposure to other risks.
During unusual market conditions, the fund may invest entirely in taxable securities and municipal securities whose interest is subject to federal income tax and the AMT, and also California personal income tax, as a temporary defensive measure. When the fund engages in such activities, the fund would not be pursuing its investment strategy and, as a result, it may not achieve its investment objective.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg California Municipal 3-15 Year Blend Index and the S&P California AMT-Free Municipal Bond Index are the fund’s additional indexes and are more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.schwabassetmanagement.com/prospectus
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter: 5.55% Q4 2023 Worst Quarter: (5.55%) Q1 2022 Year-to-date performance (before taxes) as of 9/30/25: 2.11%
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	2.11%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	5.55%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(5.55%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/24
Schwab California Tax-Free Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab California Tax-Free Bond Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab California Tax-Free Bond Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. As an actively managed mutual fund, the fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

Schwab California Tax-Free Bond Fund | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Style Risk. The fund is not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, the fund may offer lower long-term performance than stock investments or certain other types of bond investments. The fund’s emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the fund’s investments may have greater risks than investments in some taxable bonds.

Schwab California Tax-Free Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Municipal Securities Risk. The fund primarily invests in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that the fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status or the reduction of financial support to municipalities, also could affect performance. Some municipalities are experiencing difficulties in the current economic and political environment.

Schwab California Tax-Free Bond Fund | California State-Specific Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
California State-Specific Risk. Because the fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.

Schwab California Tax-Free Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes or the anticipation of changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.

Schwab California Tax-Free Bond Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

Schwab California Tax-Free Bond Fund | Prepayment and Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.

Schwab California Tax-Free Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab California Tax-Free Bond Fund | High-Yield Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
High-Yield Risk. High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Schwab California Tax-Free Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.
The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab California Tax-Free Bond Fund | Taxable Investments Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Taxable Investments Risk. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal and California state income tax and in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.

Schwab California Tax-Free Bond Fund | Schwab California Tax-Free Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.41%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.38%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 480
Bloomberg California Municipal 3-15 Year Blend Index(1)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg California Municipal 3-15 Year Blend Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.45%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.91%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct		[2],[3]
Bloomberg Municipal Bond Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg Municipal Bond Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.99%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.25%
S&P California AMT-Free Municipal Bond Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P California AMT-Free Municipal Bond Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.15%
Schwab California Tax-Free Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	2.81%
Annual Return [Percent]	oef_AnnlRtrPct	(0.54%)
Annual Return [Percent]	oef_AnnlRtrPct	4.53%
Annual Return [Percent]	oef_AnnlRtrPct	1.14%
Annual Return [Percent]	oef_AnnlRtrPct	6.02%
Annual Return [Percent]	oef_AnnlRtrPct	4.08%
Annual Return [Percent]	oef_AnnlRtrPct	0.76%
Annual Return [Percent]	oef_AnnlRtrPct	(7.60%)
Annual Return [Percent]	oef_AnnlRtrPct	5.20%
Annual Return [Percent]	oef_AnnlRtrPct	1.95%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.77%
Schwab California Tax-Free Bond Fund | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.71%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.68%
Schwab California Tax-Free Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.87%

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.38% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[2]	The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020.
[3]	Information not available to the fund.